Financial Instruments - Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel (Detail) - Logitel Offshore Holdings [Member] - Teekay Offshore [Member] - USD ($)
$ in Thousands
	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at end of period	$ (15,300)	$ (15,300)
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	(21,562)	(21,448)
Settlement of liability	3,540	3,540
Adjustment to liability	2,569	2,569
Unrealized gain included in other income	161	47
Balance at end of period	$ (15,292)	$ (15,292)